Segment information (Tables)	3 Months Ended
Mar. 31, 2025
Operating Segments [Abstract]
Schedule of Revenue by Geographical Locations
The following tables present details on revenues derived in the following geographical locations for the three months ended March 31, 2025 and 2024.

	Three months ended March 31,
	2025	2024
	$	$
North America
Canada	3,090	3,387
United States	40,660	35,743
Rest of World	13,546	12,273
	57,296	51,403